COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group leases its offices under non‑cancelable operating lease agreements. Rental expenses were RMB19,783 RMB20,976 and RMB23,738 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, future minimum lease commitments, all under office and facilities non‑cancelable operating lease agreements, were as follows:

Year ended December 31,	RMB
2022	26,263
2023	9,615
2024	2,806

Except for those disclosed above, the Group did not have any significant capital or other commitments, long‑term obligations, or guarantees as of December 31, 2021.

Legal Proceedings

On April 19, 2021, the Company and certain of the Company's current and former directors and officers and the underwriters in the initial public offering and the agent for service of process in the United States were named as defendants in a securities class action filed in the Supreme Court of the State of New York, New York County (Index No. 652617/2021). The action, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the ADSs, alleges that the Company's registration statement on Form F-1 in connection with the initial public offering contained material misstatements and omissions in violation of the U.S. federal securities laws, including those relating to the estimates on financial results of the fourth quarter of 2020. On December 10, 2021, the Company and certain of current and former directors and officers, the underwriters of the Company in the initial public offering and the Company's agent for service of process in the United States were named as defendants in a securities class action filed in the United States District Court of the Southern District of New York (Case No. 1:21-cv-10610-JGK), which also has arisen out of certain public disclosures made in connection with the initial public offering. The plaintiff sought to, among others, have the court certify the class action as well as award damages, reasonable costs and expenses and other relief as deemed appropriate by the court in favor of the class.

As of December 31, 2021, this action remains in its preliminary stage, and the Company believe this case is without merit and intend to defend the actions vigorously.In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2021 since it is not probable that a liability has incurred and the amount of loss cannot be reasonably estimated.Subsequent legal proceedings see “Note 23 Subsequent events – U.S Class Action”.

Purchase Commitment

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2021 were as follows:

Year ended December 31,	RMB
2022	15,078
2023 and thereafter	140